SHARE CAPITAL - Disclosure of changes in reserve for share-based payments related to the restricted share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 7,639,768	$ 6,399,479	$ 3,415,790
Share-based payments	1,097,850	1,742,511	1,863,085
Balance at the end of year	8,084,304	7,639,768	6,399,479
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	898,463	528,810	35,020
Share-based payments	540,002	871,875	837,858
Share-based payments - RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	$ 753,263	$ 898,463	$ 528,810